13F-HR

                                   FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
            THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D.C. 20549

         Report for the Calendar Year or Quarter Ended September 30, 2002


                (Please read instructions before preparing form)
                        If amended report check here:


Name of Institutional Investment Manager:
Jefferson-Pilot Corporation

Business Address:
100 North Greene Street         Greensboro       NC         27401
Street                             City        State         Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Vice President, Secretary and
    Associate General Counsel                                   336.691.3000

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 14th day of November, 2002.

                                   Jefferson-Pilot Corporation
                                   (Name of Institutional Investment Manager)


                                   /s/ Robert A. Reed
                                   (Manual Signature of Person Duly Authorized
                                             to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                        13F File No.:
1. Jefferson-Pilot Life Insurance Company
2. HARCO Capital Corp.
3.
4.


                                                                                         (SEC USE ONLY)

                                                             Name of Reporting Manager Jefferson-Pilot Corporation
                                                                            As of September 30, 2002

                                                                                         Item 6                        Item 8
                                                                                  Investment Discretion            Voting Authority
                                                                                                                       (Shares)
                                                                       Item 5          (b) Shared         Item 7
                              Item 2    Item 3         Item 4        Shares or         As Defined        Managers
Item 1                        Title     Cusip      Fair Market       Principal   (a)   in Instr. v  (c)    See      (a)  (b)    (c)
Name of Issuer               of Class   Number         Value          Amount    Sole     Other     Shared Instr. v  Sole Shared None
Ameren Corporation            Common  023608102      3,185,267       76,477                  x              2        All
American Electric Power Co    Common  025537101        712,750       25,000                  x              2        All
Aurora Foods Inc              Common  05164B106          5,091        7,833                  x              1        All
Chiquita Brands               Common  170032809            587           38                  x              1        All
BB&T Corp		      Common  054937107	     1,873,168	     53,458		     x		    2	     All
Bank of America Corp          Common  060505104    341,295,038    5,349,452                  x              2        All
Citigroup Inc		      Common   17267101	     1,186,000       40,000		     x		    2	     All
Johnson & Johnson             Common  478160104      1,761,115       32,565                  x              2        All
Keyspan Energy                Common  49337K106      1,474,000       44,000                  x              2        All
Keyspan Energy                Common  49337K106      1,474,000       44,000                  x              1        All
Lincoln National Corp         Common  534187109      2,138,500       70,000                  x              2        All
Pepsico Inc		      Common  713448108      1,646,935 	     44,572		     x		    2	     All
Pfizer Inc		      Common  717081103      1,698,250	     58,520		     x		    2	     All
Piedmont Natural Gas Co	      Common  720186105      2,060,807	     58,100		     x		    2        All
Travelers Properties CI A     Common  89420G109         22,810        1,728                  x              2        All
Travelers Properties CI B     Common  8920G406          48,032        3,550                  x              2        All
Royal Dutch Petroleum Co      Common  780257804      1,457,006 	     36,271		     x		    2	     All
SCANA Corp		      Common  80589M102      1,714,900	     65,907		     x		    2	     All
SunTrust Banks		      Common  867914103      1,795,585       29,206		     x		    2	     All
TXU Corp		      Common  873168108      2,502,600       60,000                  x              2        All
Wachovia Corp		      Common  929903102      4,474,967      136,891                  x              2        All
Weingarten Realty Investors   Common  948741103      2,029,031	     55,438		     x		    2	     All

Common Stock Total                                $374,556,439    6,293,006



National Australia Bank    Preferred  632525309      3,924,000      120,000                  x              1        All

Preferred Stock Total                               $3,924,000      120,000


GRAND TOTAL                                       $378,480,439    6,413.006


                                   FORM 13F

    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
          THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C. 20549

         Report for the Calendar Year or Quarter Ended September 30, 2002

               (Please read instructions before preparing form)
                        If amended report check here:

Name of Institutional Investment Manager:
Jefferson-Pilot Life Insurance Company

Business Address:
100 North Greene Street         Greensboro       NC         27401
Street                             City         State        Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Vice President, Secretary and
    Associate General Counsel                                    336.691.3000

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 14th day of November, 2002.

                           Jefferson-Pilot Life Insurance Company
                           (Name of Institutional Investment Manager)

                           /s/ Robert A. Reed
                           (Manual Signature of Person Duly Authorized
                                    to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                               13F File No.:
1.
2.
3.
4.


A Form 13F is being filed on behalf of Jefferson-Pilot Life Insurance Company by Jefferson-Pilot Corporation, which owns 100 percent of the outstanding common stock of Jefferson-Pilot Life Insurance Company. Jefferson-Pilot Corporation's report does cover all reportable securities managed by Jefferson-Pilot Life Insurance Company.




                                   FORM 13F

    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
          THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C. 20549

         Report for the Calendar Year or Quarter Ended September 30, 2002
                (Please read instructions before preparing form)
                        If amended report check here:

Name of Institutional Investment Manager:
HARCO Capital Corp.

Business Address:
1201 North Market Street-Box 1347 Wilmington      DE        19899
Street                             City         State        Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Assistant Secretary                             336.691.3000

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 14th day of November, 2002.

                                HARCO Capital Corp.
                                (Name of Institutional Investment Manager)

                                /s/ Robert A. Reed
                                (Manual Signature of Person Duly Authorized
                                           to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                               13F File No.:
1.
2.
3.
4.


A Form 13F is being filed on behalf of HARCO Capital Corp. by Jefferson-Pilot Corporation, which owns 100 percent of the outstanding common stock of HARCO Capital Corp. Jefferson-Pilot Corporation's report does cover all reportable securities held by HARCO Capital Corp.